Summary of Defined Benefit Pension Plans (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 2,798,417	$ 2,020,186
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	(862,938)	(1,500,928)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	3,430,835	2,952,297
Service cost	87,676	70,977	71,187
Interest cost	176,081	178,562	172,321
Actuarial (gain) loss	(101,806)	440,941
Benefits paid	(146,779)	(150,176)
Plan amendments	9,735	11,902
Foreign currency translation and other	113,818	(73,668)
Benefit obligation at end of year	3,569,560	3,430,835	2,952,297
Fair value of plan assets at beginning of year	2,020,186	1,807,479
Actual gain on plan assets	384,848	261,820
Employer contributions	461,243	153,291
Benefits paid	(146,779)	(150,176)
Foreign currency translation and other	78,919	(52,228)
Fair value of plan assets at end of year	2,798,417	2,020,186	1,807,479
Funded status	(771,143)	(1,410,649)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(14,815)	(12,866)
Pensions and other postretirement benefits	(756,328)	(1,397,783)
Net amount recognized	(771,143)	(1,410,649)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	1,133,411	1,496,209
Prior service cost	69,337	70,810
Transition obligation	161	105
Net amount recognized	$ 1,202,909	$ 1,567,124